Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating income:
Revenue	$ 1,079,472	$ 1,177,061	$ 4,561,300	$ 5,332,979
Cost of revenue	381,380	412,226	1,444,618	1,956,964
Gross profit	698,092	764,835	3,116,682	3,376,015
Operating expenses:
General and administrative expenses	4,308,929	3,170,063	12,905,073	9,275,251
Depreciation expense	1,564	2,404	7,160	9,588
Impairment loss on operating lease				303,327
Total operating expenses	4,310,493	3,172,467	12,912,233	9,588,166
Operating loss	(3,612,401)	(2,407,632)	(9,795,551)	(6,212,151)
Other expenses (income):
SEPA commitment fee and deferred fee expense			3,826,176
GEM warrant expense			2,448,000
GEM commitment fee expense			2,000,000
GEM settlement fee expense	200,000
Other income, net	(4,118)	(62,538)	(62,985)	(150,692)
Interest income	(10)	(111)	(813)
Loss on extinguishment of debt	(527,980)			56,653
Loss on debt issuance	171,000
Change in fair value of convertible promissory notes	544,000		(34,000)
Total other expenses (income), net	888,804	1,354,213	4,610,711	9,256,351
Loss before income taxes	(4,501,205)	(3,761,845)	(14,406,262)	(15,468,502)
Provision for income taxes	(933)	3,277
Net loss	$ (4,500,272)	$ (3,765,122)	$ (14,406,262)	$ (15,468,502)
Net loss per share Basic	$ (0.26)	$ (0.59)	$ (2.10)	$ (2.40)
Net loss per share Diluted	$ (0.26)	$ (0.59)	$ (2.10)	$ (2.40)
Weighted average common shares outstanding Basic	17,355,609	6,382,180	6,853,733	6,441,116
Weighted average common shares outstanding Diluted	17,355,609	6,382,180	6,853,733	6,441,116
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 451,399	$ 537,878	$ 2,631,060	$ 1,651,141
Change in fair value of warrant liability	(408,000)		(1,807,000)
Loss on modification of simple agreement for future equity				120,826
Change in fair value of simple agreement for future equity		22,861	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities		32,415	(1,404,863)	254,443
Related Party [Member]
Other expenses (income):
Interest expense	577,513	383,284	2,923,414	728,949
Change in fair value of warrant liability	(115,000)		115,000
Loss on modification of simple agreement for future equity				1,602,174
Change in fair value of simple agreement for future equity		303,139	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities		$ 137,285	$ (3,063,278)	$ 606,857